Derivative Financial Instruments - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 R$ / Number	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 R$ / BRL	Dec. 31, 2020 USD ($) R$ / BRL
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments in Hedges, Assets, at Fair Value	$ 32,226				$ 45,438
Financial Instrument, Net Premium Terms	zero-net premium
Maximum length of time hedged in cash flow hedge	1 year
Derivative instruments, Gain loss reclassification from accumulated OCI to income, Estimated net amount to be transferred	$ 32,226
Derivative instruments, Gain loss reclassification from accumulated OCI to income, Estimate of time to transfer	12 months
Derivative Instruments in Hedges, Liabilities, at Fair Value	$ 32,226
Zerocost collar [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Notional Amount	1,745,687				487,702
Zerocost collar [Member] | Minimum [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Notional Amount	9,077,572		R$ 9,077,572		$ 1,851,414
Derivative, Average Price Risk Option Strike Price		5.2		5.2	3.7962
Zerocost collar [Member] | Maximum [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Notional Amount	$ 10,693,380		R$ 10,693,380		$ 2,145,840
Derivative, Average Price Risk Option Strike Price		6.1256		6.1256	4.3999